Note 12 - Supplemental Cash Flow Information - Schedule of Cash Flow Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Exploration and evaluation assets expenditures included in trade and other payables	$ 48,038	$ 166,154	$ 694,167
Right-of-use assets		(394,654)
Gold in trust		(2,790,858)
Gold loan payable		2,412,534
Derivative financial liabilities		378,324
Lease liabilities		394,654
Fair value of finders’ warrants			36,566
Fair value of cash stock options transferred to share capital on exercise of options	51,980		6,670
Fair value of cashless stock options transferred to share capital on exercise of options
Cash	1,234,698	912,214
Term Deposits	1,300,000
Total cash and cash equivalents	2,534,698	912,214	5,080,580	$ 16,334,534
Issued capital [member]
Statement Line Items [Line Items]
Fair value of cashless stock options transferred to share capital on exercise of options	$ 178,480		$ 160,080